Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 139,105,223	$ 138,077,995
Cost of revenues		(116,020,898)	(111,431,099)
Gross profit		23,084,325	26,646,896
Operating expenses
Selling and marketing expenses		(2,530,879)	(355,026)
General and administrative expenses		(10,878,506)	(3,836,158)
Total operating expenses		(13,409,385)	(4,191,184)
Income from operations		9,674,940	22,455,712
Other expenses, net
Interest expenses, net		(1,777,036)	(1,767,661)
Other expenses, net		(757,926)	(1,137,603)
Changes in fair value of contingent consideration payable		(1,341,794)
Total other expenses, net		(3,876,756)	(2,905,264)
Income before income taxes		5,798,184	19,550,448
Income tax expenses		(3,296,448)
Net income		2,501,736	19,550,448
Less: net loss attributable to noncontrolling interests		(965,275)
Net income attributable to TOYO Co., Ltd.’s shareholders		3,467,011	19,550,448
Other comprehensive loss
Foreign currency translation adjustment		(1,675,148)	(3,046,730)
Comprehensive income		826,588	16,503,718
Less: net loss attributable to noncontrolling interests		(965,275)
Comprehensive income attributable to TOYO Co., Ltd.’s shareholders		$ 1,791,863	$ 16,503,718
Weighted average number of ordinary share outstanding – basic (in Shares)	[1]	34,040,373	41,000,000
Weighted average number of ordinary share outstanding – diluted (in Shares)	[1]	34,040,373	41,000,000
Earnings per share – basic (in Dollars per share)	[1]	$ 0.1	$ 0.48
Earnings per share – diluted (in Dollars per share)	[1]	$ 0.1	$ 0.48
Related parties
Revenues		$ 25,085,549	$ 112,287,775
Cost of revenues		(17,983,523)	(84,435,258)
Third parties
Revenues		114,019,674	25,790,220
Cost of revenues		$ (98,037,375)	$ (26,995,841)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).